OCTOBER 31, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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TAX-FREE INCOME

Franklin
Federal Tax-Free Income Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin Federal Tax-Free Income Fund

Your Fund's Goal and Main Investments: Franklin Federal Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.[1]

Credit Quality Breakdown*
10/31/13

Ratings	% of Total Long-Term Investments**
AAA	7.0%
AA	46.5%
A	35.5%
BBB	8.9%
Below Investment Grade	1.6%
Not Rated	0.5%

*Standard & Poor's (S&P) is used as the primary independent rating agency source. Moody's is secondary, and Fitch, if available, is used for securities not rated by Moody's or S&P. The ratings are an indication of an issuer's credit-worthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

This semiannual report for Franklin Federal Tax-Free Income Fund covers the period ended October 31, 2013.

Performance Overview

The Fund's Class A share price, as measured by net asset value, decreased from $12.79 on April 30, 2013, to $11.88 on October 31, 2013. The Fund's Class A shares paid dividends totaling 23.90 cents per share for the reporting period.[2] The Performance Summary beginning on page 8 shows that at the end of this

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 16.

4 | Semiannual Report

reporting period the Fund’s Class A shares’ distribution rate was 4.01% based on an annualization of October’s 4.15 cent per share dividend and the maximum offering price of $12.41 on October 31, 2013. An investor in the 2013 maximum federal personal income tax bracket of 39.60% (plus 3.8% Medicare tax) would need to earn a distribution rate of 7.08% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Municipal Bond Market Overview

During the six-month period ended October 31, 2013, the municipal bond market suffered a sharp sell-off, leading municipal bonds to be among the worst fixed income performers. The Barclays Municipal Bond Index, which tracks investment-grade municipal securities, had a -3.44% total return for the six-month period after a 5.06% drop from June through August.3 In comparison, the Barclays U.S. Treasury Index had a -2.22% six-month return.3

In May, Federal Reserve Board (Fed) Chairman Ben Bernanke spoke to Congress and said that the Fed could begin tapering its bond buying in the coming months. As a result of his comments, interest rates rose rapidly and the municipal bond and Treasury markets dramatically lost value. Fears of declining bond prices were heightened when minutes from the Fed’s July meeting included more discussion of tapering. Municipal bond mutual funds experienced persistent, large outflows that accelerated during August. Selling in the Treasury and municipal bond markets caused yields on longer term bonds to rise faster than yields on shorter maturity bonds in both markets,

3. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report | 5

but the yield difference was more pronounced for municipal bonds. Because bond yields move in the opposite direction from prices, the yield changes led to two significant developments during the six months — municipal bonds underperformed Treasury bonds and longer term municipal bonds fared worse than shorter term municipal bonds. Longer term municipal bonds experienced double the loss of the Barclays Municipal Bond Index. In September, the Fed decided not to begin tapering and said it would maintain the current level of bond purchases and wait for more evidence of sustained economic growth. As a result, the municipal bond market posted positive returns for the months of September and October.

The changes in municipal bond yields were noteworthy when weighed against the volume of newly issued municipal bonds. Thus far, 2013 is on pace to be the third consecutive year in which more municipal bonds are redeemed than newly issued. Despite the contraction to the overall size of the municipal bond market, investors drove yields upward, especially for bonds with longer maturities.

Declining municipal bond prices during the period under review were not solely attributable to a general increase in interest rates. Several headline stories shook investor confidence in the municipal bond asset class. The City of Detroit, Michigan, filed for bankruptcy, the largest municipal bankruptcy filing in U.S. history. In March, independent credit rating agencies Standard & Poor’s and Fitch Ratings lowered Puerto Rico general obligation debt to one step above non-investment grade (junk status). The City of Chicago suffered a three-notch downgrade by Moody’s Investors Service, another independent credit rating agency. In addition to specific credit rating stories, reports from rating agencies and research organizations cited underfunded pension liabilities among several states and large municipalities that could affect their fiscal stability. Bonds issued by municipalities involved in such stories have often experienced price erosion in secondary trading, but the extent of price erosion and the contagion to related issues have been unpredictable. Fallout from such headlines during the past six months was no exception. Bonds issued by Detroit or closely related issuers sold off sharply, but Michigan bonds included in the Barclays Municipal Bond Index performed in line with the index. Unlike Detroit, Illinois and Puerto Rico issues sold off more broadly and underperformed the index. For the Fund, exposure to Puerto Rico debt was a source of drag on performance during the reporting period.

As of October 31, 2013, municipal bond yields exceeded those of comparable maturity Treasury bonds and many other high-quality bonds. Their tax-exempt nature and historically low default rate enhanced municipal bonds’ relative value.

6 | Semiannual Report

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to help maximize income while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Manager’s Discussion

Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages. During the reporting period, some Puerto Rico issuers experienced downgrades from Standard & Poor’s, Moody’s and Fitch that contributed to the underperformance of Puerto Rico bonds held in the Fund. The Puerto Rico bond market experienced a marked decline in prices worsened by negative publicity about the island’s fiscal situation.

Our value-oriented philosophy of investing primarily for income and stability of principal, when combined with a positive-sloping municipal yield curve, led us to favor longer term bonds during the six months under review. Consistent with our strategy, we sought to remain invested in bonds typically ranging from 15 to 30 years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to maintain its positions in higher coupon bonds, which provided income performance during the reporting period. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

Thank you for your continued participation in Franklin Federal Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

*Does not include short-term investments and other net assets.

Semiannual Report | 7

Performance Summary as of 10/31/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

8 | Semiannual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 9

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. To the extent the Fund has significant investments in a particular state or U.S. territory, such as Puerto Rico, changes impacting the market value of these investments may cause the Fund’s share price to decline. Changes in the credit rating of a bond issuer, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 10/31/13.

5. Taxable equivalent distribution rate and yield assume the 2013 maximum federal income tax rate of 39.60% plus 3.8% Medicare tax.

6. The 30-day standardized yield for the 30 days ended 10/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.61%; C: 1.16%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

12 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Financial Highlights

Class A	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.79	$12.48	$11.47	$11.89	$11.21	$11.82
Income from investment operations[a]:						
Net investment income[b]	0.24	0.48	0.51	0.52	0.52	0.53
Net realized and unrealized gains (losses)	(0.91)	0.31	1.02	(0.43)	0.69	(0.61)
Total from investment operations	(0.67)	0.79	1.53	0.09	1.21	(0.08)
Less distributions from net investment income	(0.24)	(0.48)	(0.52)	(0.51)	(0.53)	(0.53)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.88	$12.79	$12.48	$11.47	$11.89	$11.21
Total return[e]	(5.26)%	6.44%	13.61%	0.78%	11.00%	(0.55)%
Ratios to average net assets[f]						
Expenses	0.61%	0.61%	0.62%	0.62%	0.61%	0.61%
Net investment income	4.02%	3.76%	4.25%	4.41%	4.51%	4.73%
Supplemental data						
Net assets, end of period (000's)	$8,139,983	$9,414,734	$8,758,460	$7,925,674	$8,768,920	$7,513,448
Portfolio turnover rate	6.52%	6.31%	8.55%	14.14%	8.16%	6.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Federal Tax-Free Income Fund

Financial Highlights (continued)

Class C	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.78	$12.47	$11.46	$11.88	$11.21	$11.81
Income from investment operations[a]:						
Net investment income[b]	0.21	0.41	0.45	0.45	0.46	0.47
Net realized and unrealized gains (losses)	(0.91)	0.31	1.01	(0.42)	0.67	(0.60)
Total from investment operations	(0.70)	0.72	1.46	0.03	1.13	(0.13)
Less distributions from net investment income	(0.21)	(0.41)	(0.45)	(0.45)	(0.46)	(0.47)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.87	$12.78	$12.47	$11.46	$11.88	$11.21
Total return[e]	(5.53)%	5.87%	13.00%	0.22%	10.31%	(1.01)%
Ratios to average net assets[f]						
Expenses	1.16%	1.16%	1.17%	1.17%	1.17%	1.17%
Net investment income	3.47%	3.21%	3.70%	3.86%	3.95%	4.17%
Supplemental data						
Net assets, end of period (000's)	$1,167,831	$1,525,083	$1,319,527	$1,116,089	$1,222,493	$808,779
Portfolio turnover rate	6.52%	6.31%	8.55%	14.14%	8.16%	6.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Federal Tax-Free Income Fund

Financial Highlights (continued)

Advisor Class	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013	2012	2011	2010	2009
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.80	$12.49	$11.48	$11.89	$11.22	$11.82
Income from investment operations[a]:						
Net investment income[b]	0.25	0.49	0.52	0.53	0.54	0.54
Net realized and unrealized gains (losses)	(0.91)	0.31	1.02	(0.42)	0.67	(0.60)
Total from investment operations	(0.66)	0.80	1.54	0.11	1.21	(0.06)
Less distributions from net investment income	(0.25)	(0.49)	(0.53)	(0.52)	(0.54)	(0.54)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$11.89	$12.80	$12.49	$11.48	$11.89	$11.22
Total return[e]	(5.21)%	6.54%	13.71%	0.96%	11.01%	(0.38)%
Ratios to average net assets[f]						
Expenses	0.51%	0.51%	0.52%	0.52%	0.52%	0.52%
Net investment income	4.12%	3.86%	4.35%	4.51%	4.60%	4.82%
Supplemental data						
Net assets, end of period (000's)	$1,562,570	$1,755,892	$1,389,908	$1,079,061	$875,566	$458,341
Portfolio turnover rate	6.52%	6.31%	8.55%	14.14%	8.16%	6.74%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited)

16 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	$ 10,000,000	$ 11,048,900
Mesa Utility Systems Revenue, 4.00%, 7/01/36	20,000,000	17,562,000
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	7,200,000	7,963,416
Phoenix Civic Improvement Corp. Airport Revenue,		
junior lien, Series A, 5.00%, 7/01/40	24,000,000	24,133,440
senior lien, Series A, 5.00%, 7/01/33	28,000,000	28,533,400
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL RE, FGIC Insured, 5.50%,		
7/01/32	6,000,000	6,711,180
7/01/34	5,000,000	5,545,850
7/01/35	9,860,000	10,881,200
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding, Series A, 5.00%,		
7/01/32	21,095,000	22,761,083
7/01/34	10,000,000	10,673,200
Pima County IDA Lease Revenue,		
Clark County Detention Facility Project, 5.00%, 9/01/39	20,000,000	20,129,800
Metro Police Facility, Nevada Project, Series A, 5.25%, 7/01/31	8,900,000	9,202,511
Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39	22,500,000	23,069,025
Pinal County Electric District No. 3 Revenue, Refunding, 5.25%, 7/01/36	10,000,000	10,265,500
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Series A, 5.00%, 1/01/38	10,000,000	10,437,200
University Medical Center Corp. Hospital Revenue, Tucson, 5.00%, 7/01/35	7,000,000	7,017,150
		307,661,861
Arkansas 0.1%		
University of Arkansas University Revenue, Various Facility, Fayetteville Campus, Series B, 5.00%,		
11/01/37	3,100,000	3,252,954
11/01/42	9,360,000	9,720,641
		12,973,595
California 12.7%		
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,		
Refunding, Series F-1, 5.00%, 4/01/28	24,000,000	26,428,560
Refunding, Series F-1, 5.00%, 4/01/34	20,250,000	21,159,630
Refunding, Series F-1, 5.00%, 4/01/34	9,530,000	9,922,922
Refunding, Series F-1, 5.00%, 4/01/39	14,000,000	14,445,620
Refunding, Series F-1, 5.50%, 4/01/43	30,000,000	31,675,800
Series F, Pre-Refunded, 5.00%, 4/01/31	20,000,000	22,220,600
California Educational Facilities Authority Revenue, Carnegie Institute of Washington, Refunding, Series A, 5.00%, 7/01/40	24,525,000	25,321,817
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	29,425,480
California State Economic Recovery GO, Refunding, Series A, 5.25%, 7/01/21	28,580,000	34,147,384
California State GO,		
5.50%, 11/01/33	1,935,000	1,943,669
Pre-Refunded, 5.50%, 11/01/33	565,000	565,000

Semiannual Report | 17

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

18 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Semiannual Report | 19

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

20 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Principal Amount	Value
Municipal Bonds (continued)		
District of Columbia 2.7%		
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,		
2/01/24	$ 12,120,000	$ 12,600,437
2/01/25	7,000,000	7,260,610
2/01/26	9,950,000	10,285,514
District of Columbia Hospital Revenue, Children's Hospital Obligated Group Issue, Sub Series 1, AGMC Insured, 5.45%, 7/15/35	23,900,000	24,508,733
District of Columbia Income Tax Secured Revenue,		
Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,776,200
Refunding, Series D, 4.00%, 12/01/37	3,740,000	3,446,934
Series A, 5.25%, 12/01/34	11,000,000	11,938,080
Series C, 4.00%, 12/01/37	8,900,000	8,202,596
District of Columbia Revenue,		
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	15,369,600
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured, 5.00%, 6/01/32	5,000,000	5,137,950
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to 4/01/18, 5.00% thereafter, 4/01/32	15,370,000	11,932,192
Medlantic/Helix Issue, Series B, AGMC Insured, 5.00%, 8/15/38	20,000,000	20,087,200
National Academy of Sciences Project, Series A, 5.00%, 4/01/35	10,905,000	11,278,605
National Academy of Sciences Project, Series A, 5.00%, 4/01/40	16,960,000	17,379,251
National Public Radio Inc. Issue, 5.00%, 4/01/35	7,750,000	8,015,515
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	35,000,000	36,222,900
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D, 5.50%, 4/01/36	5,000,000	5,222,150
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Refunding, Series A, 6.00%, 10/01/35	8,000,000	8,844,640
Metropolitan Washington D.C. Airports Authority Airport System Revenue,		
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,344,600
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,305,100
Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,829,600
Series A, 5.00%, 10/01/39	5,000,000	5,258,850
Series C, 5.00%, 10/01/26	10,235,000	11,220,733
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	25,000,000	23,479,500
		290,947,490
Florida 6.9%		
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	7,060,690
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%, 8/01/37	12,245,000	12,482,186
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34	8,800,000	9,488,336
Cape Coral Water and Sewer Revenue,		
AMBAC Insured, 5.00%, 10/01/36	5,000,000	5,091,700
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	21,874,164
Citizens Property Insurance Corp. Revenue,		
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	22,714,200
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	27,518,900

Semiannual Report | 21

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

22 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

24 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Semiannual Report | 25

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

26 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

28 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Semiannual Report | 29

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

30 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
New Jersey EDA Revenue, (continued)		
School Facilities Construction, Series NN, 5.00%, 3/01/28	$ 22,000,000	$ 23,821,380
School Facilities Construction, Series O, Pre-Refunded, 5.125%, 3/01/28	20,000,000	21,283,400
School Facilities Construction, Series U, 5.00%, 9/01/37	22,000,000	22,234,740
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	10,000,000	10,438,200
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%,		
6/15/25	20,305,000	22,143,415
6/15/26	8,000,000	8,677,600
6/15/27	4,000,000	4,315,600
6/15/28	2,000,000	2,146,260
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%, 10/01/28	3,830,000	3,954,398
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,		
Series A, 6.00%, 12/15/38	39,505,000	44,147,628
Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	25,437,984
Series B, 5.25%, 6/15/36	10,000,000	10,465,200
Series D, 5.25%, 12/15/23	50,000,000	58,416,500
New Jersey State Turnpike Authority Turnpike Revenue,		
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35	10,000,000	9,532,000
Series E, 5.25%, 1/01/40	13,925,000	14,635,175
		358,397,582
New York 7.3%		
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%, 5/01/33	12,500,000	13,975,500
MTA Dedicated Tax Fund Revenue, Series B,		
5.25%, 11/15/28	6,000,000	6,508,440
5.25%, 11/15/29	4,000,000	4,329,960
5.25%, 11/15/30	3,000,000	3,244,110
5.00%, 11/15/34	15,000,000	15,657,300
MTA Revenue, Transportation,		
Refunding, Series D, 5.25%, 11/15/40	15,000,000	15,488,700
Series A, 5.00%, 11/15/37	25,000,000	25,299,250
Series A, 5.00%, 11/15/38	11,800,000	12,069,158
Series C, 6.50%, 11/15/28	15,000,000	17,802,600
Series D, 5.00%, 11/15/34	10,000,000	10,286,100
Series D, 5.00%, 11/15/36	9,500,000	9,733,320
Sub Series A-1, 5.00%, 11/15/40	30,000,000	30,569,100
New York City GO,		
Refunding, Series C, 5.00%, 8/01/23	24,620,000	28,046,119
Series D, 5.50%, 6/01/24	185,000	185,618
Series E, Sub Series E-1, 6.25%, 10/15/28	10,000,000	11,723,600
Series F, 5.25%, 1/15/23	225,000	225,713
Sub Series F-1, 5.00%, 3/01/30	20,000,000	21,753,400
New York City Municipal Water Finance Authority Water and Sewer System Revenue,		
Fiscal 2009, Series A, 5.75%, 6/15/40	6,000,000	6,637,320
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,292,000

Semiannual Report | 33

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
New York City Municipal Water Finance Authority Water and Sewer System Revenue, (continued)		
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	$ 64,970,000	$ 69,013,083
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	16,159,200
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	10,536,100
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	32,679,639
New York City Transitional Finance Authority Building Aid Revenue,		
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	22,422,000
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,073,605
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,252,344
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40	35,000,000	36,010,450
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37	5,300,000	5,619,431
New York City Transitional Finance Authority Revenue, Future Tax Secured,		
Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	15,000,000	15,738,750
Fiscal 2012, sub. bond, Series E, Subseries E-1, 5.00%, 2/01/42	9,000,000	9,381,870
[a]Series A, Sub Series A-1, 5.00%, 11/01/34	15,000,000	16,008,600
Series D, 5.00%, 2/01/27	935,000	937,777
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC Insured, 5.00%, 11/15/30	10,000,000	10,446,800
New York Liberty Development Corp. Liberty Revenue,		
One World Trade Center, Port Authority Consolidated, 5.25%, 12/15/43	25,000,000	26,192,000
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%, 1/15/46	25,000,000	26,587,250
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	5,000,000	5,225,500
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	6,570,460
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue,		
5.25%, 10/01/35	40,000,000	42,987,200
5.50%, 10/01/37	24,995,000	27,390,771
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000	10,346,400
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community Colleges,		
Refunding, Series A, 5.00%, 7/01/28	1,535,000	1,537,563
Series C, 6.00%, 7/01/31	23,215,000	25,790,936
New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose, Series A, 5.00%, 2/15/36	15,000,000	15,877,800
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured,		
6.10%, 11/01/15	175,000	175,432
6.125%, 11/01/20	240,000	240,418
New York State Urban Development Corp. Revenue, State Personal Income Tax,		
General Purpose, Series A, 5.00%, 3/15/31	10,000,000	10,724,000
State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,343,350
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-First Series, 4.00%, 7/15/35	18,000,000	17,665,920
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	18,726,000
Triborough Bridge and Tunnel Authority Revenues, General, MTA Bridges and Tunnels,		
Series A, 5.25%, 11/15/38	25,000,000	26,071,750
Series A-2, 5.25%, 11/15/34	7,500,000	7,916,100
		789,475,807

34 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Semiannual Report | 35

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/29	$ 5,000,000	$ 5,136,900
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters Project, 5.00%, 7/01/37	6,000,000	6,343,440
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati, Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	12,650,280
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	21,603,137
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	10,740,450
Kettering City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.00%, 12/01/30	1,860,000	1,866,491
Lancaster City School District GO, School Facilities Construction and Improvement, 5.00%, 10/01/49	7,505,000	7,666,958
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,537,560
Maple Heights City School District GO, School Facilities Improvement,		
5.00%, 1/15/37	23,890,000	24,816,454
Pre-Refunded, 5.00%, 1/15/37	5,480,000	6,232,404
Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,		
12/01/31	8,000,000	8,182,400
12/01/36	13,725,000	13,907,542
Northeast Ohio Regional Sewer District Revenue, Wastewater Improvement, 5.00%, 11/15/38	15,000,000	15,837,600
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	15,656,850
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000	9,249,360
Ohio State GO, Infrastructure Improvement, Series A, 5.375%, 9/01/28	10,000,000	11,170,600
Ohio State Turnpike Commission Revenue, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	21,396,550
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38	20,060,000	21,103,521
Ohio State Water Development Authority PCR, FirstEnergy Nuclear Generation Corp. Project, Mandatory Put 6/01/16, Refunding, Series A, 5.875%, 6/01/33	13,000,000	14,065,870
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	17,550,120
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	20,767,600
		373,816,238
Oregon 0.8%		
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,381,000
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A, 4.50%, 11/15/32	30,000,000	30,890,100
Oregon State GO, State Board of Higher Education, Series A, Pre-Refunded, 5.00%,		
8/01/26	3,340,000	3,607,167
8/01/26	3,290,000	3,556,161
8/01/27	3,505,000	3,785,365
8/01/27	3,450,000	3,729,105
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	25,000,000	26,951,250

36 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Principal Amount	Value
Municipal Bonds (continued)		
Oregon (continued)		
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	$ 11,540,000	$ 12,257,903
		90,158,051
Pennsylvania 2.7%		
Centennial School District Bucks County GO, Series B, AGMC Insured, 5.25%, 12/15/37	13,655,000	14,897,468
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,805,264
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/42	5,400,000	5,474,952
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured, 5.60%, 7/01/17	5,000,000	5,577,050
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.375%, 8/15/28	5,000,000	5,053,000
Pennsylvania State Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co. LLC Project, 7.00%, 7/15/39	20,000,000	20,079,800
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	20,344,800
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,500,000	13,540,125
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	13,225,000	13,601,384
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	4,905,950
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,065,850
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	20,313,000
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28	5,000,000	5,668,300
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	15,000,000	16,396,950
sub. bond, Series B, 5.75%, 6/01/39	20,000,000	20,988,200
Philadelphia Gas Works Revenue, Fifth Series A-1, AGMC Insured, 5.00%, 9/01/29	5,000,000	5,042,600
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	11,832,810
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured,		
5.30%, 1/01/18	1,150,000	1,153,795
5.35%, 1/01/23	5,690,000	5,707,070
5.375%, 1/01/28	3,700,000	3,703,922
Philadelphia Municipal Authority Revenue, Lease, 6.375%, 4/01/29	4,500,000	4,966,650
Philadelphia RDAR, Neighborhood Transformation Initiative, Series C, NATL RE, FGIC Insured, 5.00%,		
4/15/29	10,965,000	11,080,242
4/15/30	12,000,000	12,106,080
Philadelphia School District GO, Series E, 6.00%, 9/01/38	25,000,000	26,719,250
Philadelphia Water and Wastewater Revenue, Series A,		
5.25%, 1/01/25	1,000,000	1,099,670
5.00%, 1/01/26	5,000,000	5,387,450
5.00%, 1/01/27	1,750,000	1,872,763
5.25%, 1/01/32	5,000,000	5,290,700
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower Revenue, Refunding, Assured Guaranty, 5.00%, 2/01/35	18,000,000	18,224,460
		290,899,555

Semiannual Report | 37

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

38 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Semiannual Report | 39

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

40 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Semiannual Report | 41

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Principal Amount	Value
Municipal Bonds (continued)		
Texas (continued)		
Texas State Transportation Commission Turnpike System Revenue, first tier, Refunding, Series A, 5.00%, 8/15/41	$ 7,500,000	$ 7,345,050
Texas State Turnpike Authority Central Turnpike System Revenue, Capital Appreciation, AMBAC Insured, zero cpn., 8/15/31	43,500,000	15,074,490
Texas State University System Financing Revenue, Refunding, AGMC Insured, 5.00%, 3/15/26	6,425,000	6,979,028
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center, Regional Healthcare System Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	5,898,563
Waco Education Finance Corp. Revenue, Baylor University Issue, Refunding, 5.00%, 3/01/43	16,000,000	16,326,400
		973,926,740
Utah 1.4%		
Central Utah Water Conservancy District Water Revenue, Series C, 5.00%, 10/01/42	10,000,000	10,566,100
Intermountain Power Agency Power Supply Revenue, ETM, 6.15%, 7/01/14	4,305,000	4,442,157
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	15,688,350
Metropolitan Water District Salt Lake and Sandy Water Revenue, Refunding, Series A, 5.00%, 7/01/37	13,950,000	14,679,724
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%, 8/15/30	5,730,000	5,834,916
St. George Electric Revenue, AGMC Insured, 5.00%,		
6/01/33	5,000,000	5,131,200
6/01/38	5,000,000	5,081,450
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%, 8/01/43	21,975,000	23,026,504
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37	5,000,000	5,137,850
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Refunding, 5.25%, 12/01/27	9,735,000	10,213,670
Utah State Transit Authority Sales Tax Revenue, Series A,		
5.25%, 6/15/38	13,185,000	13,986,121
AGMC Insured, 5.00%, 6/15/36	33,000,000	34,687,620
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,519,901
		155,995,563
Vermont 0.6%		
University of Vermont and State Agricultural College Revenue, Refunding, NATL Insured, 5.00%, 10/01/30	12,210,000	12,769,706
Vermont Educational and Health Buildings Financing Agency Revenue,		
Hospital, Fletcher Allen Health Care Project, Refunding, Series B, AGMC Insured, 5.00%, 12/01/34	5,500,000	5,562,480
Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36	5,000,000	4,580,150
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,446,600
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	27,758,566
		61,117,502
Virginia 0.4%		
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/37	11,130,000	11,150,034
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30	6,000,000	6,174,780

42 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Semiannual Report | 43

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

44 | Semiannual Report

Franklin Federal Tax-Free Income Fund

Statement of Investments, October 31, 2013 (unaudited) (continued)

Franklin Federal Tax-Free Income Fund

Financial Statements

Statement of Assets and Liabilities
October 31, 2013 (unaudited)

46 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Federal Tax-Free Income Fund

Financial Statements (continued)

Statement of Operations
for the six months ended October 31, 2013 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 47

Franklin Federal Tax-Free Income Fund

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended October 31, 2013 (unaudited)	Year Ended April 30, 2013
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 230,590,282	$ 453,034,131
Net realized gain (loss) from investments	(106,020,161)	(4,415,893)
Net change in unrealized appreciation (depreciation) on investments	(799,638,698)	291,551,990
Net increase (decrease) in net assets resulting from operations	(675,068,577)	740,170,228
Distributions to shareholders from:		
Net investment income:		
Class A	(170,709,275)	(346,901,032)
Class B	—	(159,375)
Class C	(22,715,920)	(46,966,222)
Advisor Class	(33,667,147)	(60,078,936)
Total distributions to shareholders	(227,092,342)	(454,105,565)
Capital share transactions: (Note 2)		
Class A	(607,633,863)	439,110,665
Class B	—	(10,120,888)
Class C	(248,708,577)	172,320,075
Advisor Class	(66,822,180)	330,523,371
Total capital share transactions	(923,164,620)	931,833,223
Net increase (decrease) in net assets	(1,825,325,539)	1,217,897,886
Net assets:		
Beginning of period	12,695,709,272	11,477,811,386
End of period	$10,870,383,733	$12,695,709,272
Undistributed net investment income included in net assets:		
End of period	$ 8,245,563	$ 4,747,623

48 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had

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Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES (continued)
a.	Financial Instrument Valuation (continued)

an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund purchases securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character.

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Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNT POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

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Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2013, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

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Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

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Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended October 31, 2013, the Fund paid transfer agent fees of $3,253,690, of which $1,150,859 was retained by Investor Services.

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At April 30, 2013, capital loss carryforwards were as follows:

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At April 30, 2013, the Fund deferred post-October capital losses of $9,330,523.

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Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (continued)

At October 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2013, aggregated $740,806,741 and $1,605,270,221, respectively.

6. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended October 31, 2013, the Fund did not use the Global Credit Facility.

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Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Franklin Federal Tax-Free Income Fund

Notes to Financial Statements (unaudited) (continued)

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Franklin Federal Tax-Free Income Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Federal Tax-Free Income Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

116 S 12/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/ Laura F. Fergerson